Loss Per Share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Shares issued to depository bank (in shares)	871,095	628,590
Issuance of ordinary shares	0
Stock option awards
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Shares issued to depository bank (in shares)	1,000,000	1,000,000	1,750,000